Earnings Per Share	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Earnings Per Share
13	EARNINGS PER SHARE

(a)	Basic earnings per share

The calculation of basic earnings per share for the year is based on the profit attributable to equity shareholders of the Company of RMB114,279,000,000 (2016: RMB108,741,000,000; 2015: RMB108,539,000,000) and the weighted average number of 20,475,482,897 shares (2016: 20,475,482,897 shares; 2015: 20,473,119,088 shares) in issue during the year, calculated as follows:

Weighted average number of shares

	2017	2016	2015
	Number of shares	Number of shares	Number of shares

Issued shares as of January 1	20,475,482,897	20,475,482,897	20,438,426,514
Effect of share options exercised	—	—	34,692,574

Weighted average number of shares in issue during the year	20,475,482,897	20,475,482,897	20,473,119,088

(b)	Diluted earnings per share

The calculation of diluted earnings per share for the year is based on the profit attributable to equity shareholders of the Company of RMB114,279,000,000 (2016: RMB108,741,000,000; 2015: RMB108,539,000,000) and the weighted average number of 20,475,482,897 shares (2016: 20,475,482,897 shares; 2015: 20,479,705,763 shares), calculated as follows:

Weighted average number of shares (diluted)

	2017	2016	2015
	Number of shares	Number of shares	Number of shares

Weighted average number of shares in issue during the year	20,475,482,897	20,475,482,897	20,473,119,088
Dilutive equivalent shares arising from share options	—	—	6,586,675

Weighted average number of shares (diluted) during the year	20,475,482,897	20,475,482,897	20,479,705,763

In 2016 and 2017, there was no dilutive potential ordinary shares of the Company outstanding (note 33). Therefore, there was no dilution impact on weighted average number of shares (diluted) of the Company.